As filed with the Securities and Exchange Commission on October ___, 1996

                                              Securities Act File No. 33-
                                     Investment Company Act File No. 811-

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   Form N-2
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [x]

                        Pre-Effective Amendment No.              [ ]

                        Post-Effective Amendment No.             [ ]

                                   and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                 [x]
                               Amendment No.                [ ]

                      MANDATORY COMMON EXCHANGE TRUST
           (Exact Name of Registrant as Specified in its Charter)

                        c/o Bear, Stearns & Co. Inc.
                              245 Park Avenue
                          New York, New York 10167
                  (Address of Principal Executive Offices)
            Registrant's Telephone Number, including Area Code:
                              (212) 272-7332

                              Wesley M. Jones
                              245 Park Avenue
                          New York, New York 10167
                  (Name and Address of Agent for Service)
                                 Copies to:
                           Richard T. Prins, Esq.
                    Skadden, Arps, Slate, Meagher & Flom
                              919 Third Avenue
                          New York, New York 10022

          Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration
     Statement.

          If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

          [ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 33-_________.

      CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


      Title of Securities    Proposed Maximum Aggregate        Amount of
        Being Registered           Offering Price           Registration Fee

     Mandatory Exchange Securities

     $2,000,000

          Estimated solely for the purpose of calculating the registration fee.

          The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.



                      MANDATORY COMMON EXCHANGE TRUST
                           CROSS-REFERENCE SHEET
         (Pursuant to Rule 404(c) under the Securities Act of 1933)

                         Part A & B of Prospectus*
     Item
     Number                    Caption             Location in Prospectus

     1.    Outside Front Cover . . . . . . . . .   Front Cover Page

     2.    Inside Front and Outside
           Back Cover Page . . . . . . . . . . .   Front Cover Page; Inside
                                                   Front Cover Page; Outside
                                                   Back Cover Page

     3.    Fee Table and Synopsis  . . . . . . .   Prospectus Summary;
                                                   Fee Table

     4.    Financial Highlights  . . . . . . . .   Not Applicable

     5.    Plan of Distribution  . . . . . . . .   Front Cover Page;
                                                   Prospectus Summary;
                                                   Underwriting

     6.    Selling Shareholders  . . . . . . . .   Not Applicable

     7.    Use of Proceeds . . . . . . . . . . .   Use of Proceeds;
                                                   Investment Objective and
                                                   Policies

     8.    General Description of the
           Registrant  . . . . . .. . . . . . . .  Front Cover Page;
                                                   Prospectus Summary; The
                                                   Trust; Investment
                                                   Objective and Policies;
                                                   Risk Factors

     9.    Management  . . . . . . . . . . . . .   Management and Administra-
                                                   tion of the Trust

     10.   Capital Stock, Long-Term Debt
           and Other Securities  . . . . . . . .   Description of the
                                                   Securities

     11.   Defaults and Arrears
           on Senior Securities  . . . . . . . .   Not Applicable

     12.   Legal Proceedings . . . . . . . . . .   Not Applicable

     13.   Table of Contents of the Statement
           of Additional Information   . . . . .   Not Applicable

     14.   Cover Page  . . . . . . . . . . . . .   Not Applicable

     15.   Table of Contents . . . . . . . . . .   Not Applicable


     16.   General Information and History . . .   The Trust

     17.   Investment Objective and Policies . .   Investment Objective
                                                   and Policies

     18.   Management  . . . . . . . . . . . . .   Management and
                                                   Administration of the Trust

     19.   Control Persons and Principal
           Holders of Securities . . . . . . .     Management and
                                                   Administration of the Trust

     20.   Investment Advisory
           and Other Services  . . . . . . . .     Management and Administration
                                                   of the Trust

     21.   Brokerage Allocation and
           Other Practices . . . . . . . . . .     Investment Objective and
                                                   Policies

     22.   Tax Status  . . . . . . . . . . . .     Certain Federal
                                                   Income Tax Considerations

     23.   Financial Statements  . . . . . . .     Statement of Assets and
                                                   Liabilities

     * Pursuant to the General Instructions to Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The
     Prospectus. Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.


               SUBJECT TO COMPLETION, DATED OCTOBER __, 1996
                         [                ] SHARES
                             [NAME OF COMPANY]
                      MANDATORY COMMON EXCHANGE TRUST
      [           ] TRUST ISSUED MANDATORY EXCHANGE SECURITIES (TIMES)
    (SUBJECT TO EXCHANGE INTO SHARES OF COMMON STOCK OF [NAME OF COMPANY])

                            ___________________

          Each of the $[           ] (Trust Issued Mandatory Exchange
     Securities, or "Securities") of Mandatory Common Exchange Trust (the "Trust") represents the right to receive an annual
     distribution of $[            ], and will be exchanged for
     between [            ] shares and 1 share of common stock, no par
     value (the "Common Stock"), [
            ] (the "Company") on     ________ __, ____ (the "Exchange
     Date"), subject to a cash settlement feature.  The annual
     distribution of $[           ] per Security is payable quarterly
     on each           ,          ,            and           ,
     commencing           , 1997.  The Securities are not subject to
     redemption.

          The Trust is a newly organized, finite-term Trust established to purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the Exchange Date, and a forward purchase contract (the "Contract") with an existing shareholder (the "Seller") of the Company relating to the Common Stock. The Trust's investment objective is to provide each holder of the Securities with a quarterly
     distribution of $[            ] per Security and, on the Exchange
     Date, a number of shares of Common Stock per Security equal to the Exchange Rate or the cash equivalent. The Exchange Rate is equal to (i) if the Reference Market Price on the Exchange Date
     is less than $[            ] but equal to or greater than $[
         ], a number (or fractional number) of shares of Common Stock per Security having a value (determined at the Reference Market
     Price) equal to $           [          ], (ii) if the Reference
     Market Price on the Exchange Date is equal to or greater than
     $          , [             ] shares of Common Stock per Security
     and (iii) if the Reference Market Price on the Exchange Date is
     less than $          , 1 share of Common Stock per Security,
     subject in each case to adjustment in certain events. The "Reference Market Price" means the average Closing Price per share of Common Stock for the 20 Trading Days immediately prior to, but not including, the Exchange Date. In lieu of delivery of the Common Stock, the Seller may elect under the Contract to pay cash on the Exchange Date in an amount equal to the Reference Market Price times the number of shares of the Common Stock determined under the above formula (the "Cash Settlement Alternative"). [The Seller must elect the Cash Settlement Alternative within the 20 day period prior to the Exchange Date.] To the extent the Seller elects the Cash Settlement Alternative, holders of the Securities will receive cash instead of shares of Common Stock on the Exchange Date. Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of the Securities will receive cash in lieu thereof.

          Holders of the Securities will receive distributions at a higher annual rate than the current annual dividends paid on the Common Stock. There is no assurance, however, that the yield on the Securities will be higher than the dividend yield on the Common Stock over the term of the Trust. In addition, the opportunity for equity appreciation afforded by an investment in the Securities is less than that afforded by an investment in the Common Stock because holders of Securities will realize no equity appreciation unless, the Reference Market Price of the Common
     Stock on the Exchange Date is above $          , and less than
     all of the appreciation even if at that time the Reference Market
     Price is above the [$             ].  Holders of Securities will
     realize the entire depreciation if the Reference Market Price on the Exchange Date is less than the price to public per Security shown below.

          The Company is not affiliated with the Trust.

          The Securities have been approved for listing on the
     American Stock Exchange under the symbol [        ].  Prior to
     this offering there has been no public market for the Securities. The last reported sale price of the Common Stock on the New York
     Stock Exchange on [                     ], was $[           ] per
     share.

                                              (CONTINUED ON NEXT PAGE)

          SEE "RISK FACTORS" ON PAGE [     ] OF THIS PROSPECTUS FOR A
     DISCUSSION OF CERTAIN FACTORS RELEVANT TO AN INVESTMENT IN THE
     SECURITIES.

                          ________________________

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
      AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
        THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                    PROSPECTUS.  ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE

                        PRICE TO                      PROCEEDS TO THE
                         PUBLIC     SALES LOAD(1)        TRUST (2)

      Per Security.     $[     ]      $ [      ]       $[          ]

      Total(3)  . .     $[     ]      $ [      ]       $[          ]

     (1) The Company and the Seller have agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933. See
          "Underwriting".

     (2)  Expenses of the offering, which are payable by Bear, Stearns
          & Co. Inc., are estimated to be $[         ].

     (3)  The Trust has granted to the Underwriters an option for 30
          days to purchase up to an additional [       ]  Securities
          at the price to the public per Security, solely to cover over-allotments. If the option is exercised in full, the total Price to Public and Proceeds to the Trust will be
          $[                ].  See "Underwriting".

     (4) In light of the fact that the proceeds of the sale of the Securities will be used in part by the Trust to purchase the Contract from the Seller, the Underwriting Agreement provides that the Seller will pay to the Underwriters as
          compensation ("Underwriters Compensation") $[         ] per
          Security.  See "Underwriting".

                         _________________________

          The Securities are offered by Bear, Stearns & Co. Inc., as specified herein, subject to receipt and acceptance by them and subject to their right to reject any order in whole or in part. It is expected that certificates for the Securities will be ready to delivery through the Facilities of the Depository Trust Company, on or about [_______ __, ____]


                          BEAR,.STERNS & CO. INC.

                               ______________

             THE DATE OF THIS PROSPECTUS IS [_______ __, _____]




          The Trust has adopted a policy that the Contract may not be disposed of during the term of the Trust. The Trust will continue to hold the Contract despite any significant decline in the market price of the Common Stock or adverse changes in the financial condition of the Company.

          This Prospectus sets forth concisely information about the Trust that a prospective investor ought to know before investing. Potential investors are advised to read this Prospectus and to retain it for future reference.

          The Securities may be a suitable investment for those investors who are able to understand the unique nature of the Trust and the economic characteristics of the Contract and the U.S. Treasury securities held by the Trust.

          The Trust will be a grantor trust for federal income tax purposes and each holder of the Securities will be treated as the owner of its pro rata portions of the stripped U.S. Treasury securities and the Contract. For a discussion of certain of the material United States federal income tax consequences of ownership of the Securities, see "Certain Federal Income Tax Considerations."

          THE TRUST IS A NEWLY ORGANIZED CLOSED-END INVESTMENT COMPANY WITH NO PREVIOUS HISTORY OF PUBLIC TRADING. TYPICAL CLOSED-END FUND SHARES FREQUENTLY TRADE AT A PREMIUM TO OR DISCOUNT FROM NET ASSET VALUE. THIS CHARACTERISTIC OF INVESTMENTS IN A CLOSED-END INVESTMENT COMPANY IS A RISK SEPARATE AND DISTINCT FROM THE RISK THAT THE TRUST'S NET ASSET VALUE WILL DECREASE. THE TRUST CANNOT PREDICT WHETHER ITS SHARES WILL TRADE AT, BELOW OR ABOVE NET ASSET VALUE. THE RISK OF PURCHASING INVESTMENTS IN A CLOSED-END COMPANY THAT MIGHT TRADE AT A DISCOUNT MAY BE GREATER FOR INVESTORS WHO WISH TO SELL THEIR INVESTMENTS SOON AFTER COMPLETION OF AN INITIAL PUBLIC OFFERING.

          IN CONNECTION WITH THIS OFFERING, THE UNDERWRITERS MAY OVER-ALLOT OR EFFECT TRANSACTIONS WHICH STABILIZE OR MAINTAIN THE MARKET PRICE OF THE SECURITIES OR THE COMMON STOCK AT LEVELS ABOVE THOSE THAT MIGHT OTHERWISE PREVAIL IN THE OPEN MARKET.
     SUCH TRANSACTIONS MAY BE EFFECTED ON THE NEW YORK STOCK EXCHANGE, THE AMERICAN STOCK EXCHANGE OR OTHERWISE. SUCH STABILIZING, IF COMMENCED, MAY BE DISCONTINUED AT ANY TIME.



                             PROSPECTUS SUMMARY

          THIS SUMMARY OF THE PROVISIONS RELATING TO THE SECURITIES DOES NOT PURPORT TO BE COMPLETE AND IS QUALIFIED IN ITS ENTIRETY BY THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS
     PROSPECTUS.  CERTAIN TERMS USED IN THIS SUMMARY ARE DEFINED
     ELSEWHERE IN THIS PROSPECTUS.

     THE TRUST

          GENERAL. The Trust is a newly organized, finite-term trust. The Trust will be registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940 (the "Investment Company Act"). Under provisions of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to grantor trusts, the Trustees will not have the power to vary the investments held by the Trust.

          INVESTMENT OBJECTIVE AND POLICIES. The Trust will purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the Exchange Date and the a forward purchase contract (the "Contract") with the Seller obligating the Seller, on the Exchange Date, to deliver to the Trust a number of shares of Common Stock equal to the product of the Exchange Rate times the initial number of shares subject to the Contract (or the Reference Market Price thereof). It is the Trust's investment objective to provide the holders of the
     Securities ("Holders") with a quarterly distribution of $[        ]
     per Security (which amount equals pro rata portion of the
     fixed quarterly cash distributions from the proceeds of the maturing U.S. Treasury securities) and, on the Exchange Date, a number of shares of Common Stock per Security equal to the
     Exchange Rate or, if the Seller elects the Cash Settlement Alternative, an amount in cash equal to the Reference Market
     Price thereof.  The Exchange Rate is equal to (i) if the
     Reference Market Price is less than the [$                  ] but
     equal to or greater than the [                   ], a number (or
     fractional number) of shares of Common Stock per Security having a value (determined at the Reference Market Price) equal to the
     [                  ], (ii) if the Reference Market Price is equal
     to or greater than the [$                  ], [            ]
     shares of Common Stock per Security and (iii) if the Reference
     Market Price is less than the [                   ], 1 share of
     Common Stock per Security, subject in each case to adjustment in certain events. This provides the Trust with the potential for a
     portion of any capital appreciation above the [$                 ]
     on the Common Stock, but no protection from depreciation of the Common Stock and no participation in appreciation through Appreciation Threshold Price. Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of the Securities will receive cash in lieu thereof.  See
     "Investment Objective and Policies   Trust Termination".

          The purchase price under the Contract is equal to $[        ]
     per share of Common Stock initially subject thereto and $[      ]
     ([             ] shares of Common Stock) in the aggregate
     (exclusive of the over-allotment option) and is payable
     to the Seller by the Trust at the closing of the offering of the Securities. The obligations of the Seller under the Contract will be secured by a pledge of the Common Stock or, at the election of the Seller, by substitute collateral consisting of short-term, direct obligations of the U.S. Government. See
     "Investment Objective and Policies   The Contract   Collateral
     Arrangements; Acceleration".

     THE OFFERING

          The Trust is offering [                   ] Securities to
     the public at a purchase price of $______ per Security (which is equal to the last reported sale price of the Common Stock on the date of the Offering) through Bear, Stearns & Co. ("Bear Stearns" or the "Underwriters"). In addition, the Underwriters have been
     granted options to purchase up to [               ] additional
     Securities solely for the purpose of covering over-allotments. See "Underwriting".

     THE SECURITIES

          GENERAL. The Securities are designed to provide investors with a higher distribution per Security than the dividend currently paid per share on the Common Stock. The annual
     distribution on the Securities is $[                ] per share.
     Based on the current annual dividend rate of $ [      ] per share
     of Common Stock, the annual per share distribution per Security
     is $[            ] greater than the current annual per share
     dividend rate on the Common Stock. Future declarations of dividends on the Common Stock by the Company and the amount of such dividends are discretionary with its Board of Directors and subject to legal and other factors, including the Company's future earnings, cash flow, financial condition and capital requirements. Quarterly distributions on the Securities will consist solely of the cash received from the U.S. Treasury securities held by the Trust. The Trust will not be entitled to any dividends that may be declared on the Common Stock.

          Holders will receive distributions at a higher annual rate than the current annual dividends paid on the Common Stock.
     There is no assurance, however, that the yield on the Securities will be higher than the dividend yield on the Common Stock over the term of the Trust. In addition, the opportunity for equity appreciation afforded by an investment in the Securities is less than that afforded by an investment in the Common Stock because Holders will realize no equity appreciation if, on the Exchange
     Date, the Reference Market Price of the Common Stock is below the
     [$                  ] (which represents an appreciation of
     [        ] of the [                   ]).  Moreover, because a Holder
     will only receive [            ] shares of Common Stock per
     Security (or the current Market Price thereof) if the Reference
     Market Price exceeds the [$                  ], Holders will only
     be entitled to receive upon exchange [              ] of any
     appreciation of the value of the Common Stock in excess of the
     [$               ].  Holders of Securities will realize the entire
     decline in equity value if the Reference Market Price is less than the price to public per Security shown on the cover page hereof.

          DISTRIBUTIONS.  Holders are entitled to receive
     distributions at the rate per Security of $[            ] per
     annum or $[              ] per quarter, payable quarterly on each
     ________ __,  ________, __, ________ __ and _________ __ or, if
     any such date is not a business day, on the next succeeding business day, to Holders of record as of each ________ __,
     _______ __, ________ __ and _________ __, respectively.  The first distribution, in respect of the period from Closing until ________ __, ____, will be payable on ________ __, ____ to
     Holders of record as of November 1, 1996 and will equal
     $[          ] per Security.  See "Investment Objective and Policies
     General".

          MANDATORY EXCHANGE.  On the Exchange Date, each outstanding
     Security will be exchanged automatically for between [              ]
     shares and __ share of Common Stock, subject to adjustment in the event of certain dividends or distributions, subdivisions, splits, combinations, issuances of certain rights or warrants or distributions of certain assets with respect to the Common Stock. Further, in lieu of delivering the Common Stock, the Seller may elect under the Contract to pay cash on the Exchange Date in an amount equal to the then Market Price of such number of shares of the Common Stock (the "Cash Settlement Alternative").  If the
     Seller elects the Cash Settlement Alternative, Holders will receive cash instead of Common Stock on the Exchange Date. In addition, in the event of a merger of the Company into another entity, or the liquidation of the Company, or in certain related events, Holders would receive consideration in the form of cash or Marketable Securities (as defined below under the caption
     "Investment Objective and Policies   The Contract   Dilution
     Adjustments") rather than shares of Common Stock. Further, the occurrence of certain defaults by the Seller under the Contract or the collateral arrangements would cause the acceleration of the Contract and the exchange of each Security for an amount of shares of Common Stock (or Marketable Securities), cash, or a combination thereof, in respect of the shares of Common Stock and the U.S. Treasury Securities.  See "Investment Objective and
     Policies   The Contract Collateral Arrangements; Acceleration";
     "  The U.S. Treasury Securities" and " Trust Termination".

          VOTING RIGHTS. Holders will have the right to vote on matters affecting the Trust, as described below under the caption "Description of the Securities", but will have no voting rights with respect to the Common Stock prior to receipt of shares of Common Stock by the Holders as a result of the exchange of the Securities for the Common Stock on the Exchange Date. See
     "Investment Objective and Policies   The Company'' and
     "Description of the Securities".

     CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

          The Trust will be treated as a grantor trust for federal income tax purposes. Accordingly, each Holder will be treated for federal income tax purposes as the owner of its pro rata portion of the U.S. Treasury securities and the Contract, and income received (including original issue discount treated as received) by the Trust generally will be treated as income of the Holders. The U.S. Treasury securities held by the Trust will be treated for federal income tax purposes as having "original issue discount" that will accrue over the term of the U.S. Treasury securities. It is currently anticipated that a substantial portion of each quarterly cash distribution to the Holders will be treated as a tax-free return of the Holders' investment in the U.S. Treasury securities and therefore will not be considered current income for federal income tax purposes. However, a Holder (whether on the cash or accrual method of tax accountings) must recognize currently as income original issue discount on the U.S. Treasury securities as it accrues. A Holder will have taxable gain or loss upon receipt of cash marketable Securities, or a combination thereof in lieu of Common Stock distributed on the Exchange Date. Each Holder's basis in its Common Stock will be equal to its basis in its pro rata portion of the Contract less the portion of such basis allocable to any shares of Common Stock for which cash is received. See "Certain Federal Income Tax Considerations."

     ALTERNATIVE FEDERAL INCOME TAX CHARACTERIZATIONS

          Holders also should be aware that there are alternative characterizations of the assets of the Trust which could require Holders to include more interest in income than they would include in income under the analysis set out above. See "Certain Federal Income Tax Considerations."

     MANAGEMENT AND ADMINISTRATION OF THE TRUST

          The Trust will be internally managed and will not have an investment adviser. The administration of the Trust will be
     overseen by [             ] Trustees.  The day-to-day
     administration of the Trust will be carried out by [
                                   ] (or its successor) as trust
     administrator (the "Administrator").  [
                     ] (or its successor) will also act as custodian (the "Custodian") for the Trust's assets and as paying agent (the "Paying Agent"), registrar and transfer agent with respect to the Securities. Except as aforesaid, [
            ] has no other affiliation with, and is not engaged in any other transaction with, the Trust. See "Management and Administration of the Trust".

     LIFE OF THE TRUST

          The Trust will terminate automatically on or shortly after the Exchange Date. Promptly after the Exchange Date the shares of Common Stock or cash, as the case may be, to be exchanged for the Securities and other remaining Trust assets, if any, will be distributed pro rata to Holders. See "Investment Objective and
     Policies   Trust Termination".

     RISK FACTORS

          The Trust will not be managed in the traditional sense. The Trust has adopted a policy that the Contract may not be disposed of during the term of the Trust and that the U.S. Treasury securities held by the Trust may not be disposed of prior to the earlier of their respective maturities and the termination of the Trust. The Trust will continue to hold the Contract despite any significant decline in the market price of the Common Stock or adverse changes in the financial condition of the Company. See
     "Risk Factors   Internal Management; No Portfolio Management" and
     "Management and Administration of the Trust   Trustees.

          Holders will receive distributions at a higher annual rate than the current annual dividends paid on the Common Stock.
     There is no assurance, however, that the yield on the Securities will be higher than the dividend yield on the Common Stock over the term of the Trust. In addition, the opportunity for equity appreciation afforded by an investment in the Securities is less than that afforded by an investment in the Common Stock because Holders will realize no equity appreciation unless at the
     Exchange Date the Market Price of the Common Stock exceeds the
     [$               ] (which represents an appreciation of [         ]%
     of the [                   ]).  Moreover, because a Holder
     will only receive [             ] shares of Common Stock per
     Security (or the Market Price thereof) if the Market Price on the
     Exchange Date exceeds the [                           ], Holders
     will only be entitled to receive upon exchange [              ]%
     of any appreciation of the value of the Common Stock in excess of
     the [$                  ].  Holders of the Securities will
     realize the entire decline in equity value if the Reference
     Market Price is less than the price to public per Security shown on the cover page hereof.

          The Trust is classified as a "non-diversified" investment company under the Investment Company Act. Consequently, the Trust is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. Since the only securities held by the Trust will be the U.S. Treasury securities and the Contract, the Trust may be subject to greater risk than would be the case for an investment company with diversified investments. See "Investment
     Objective and Policies" and "Risk Factors   Non-Diversified
     Status".

          The trading prices of the Securities in the secondary market will be directly affected by the trading prices of the Common Stock in the secondary market. Trading prices of Common Stock will be influenced by the Company's operating results and prospects and by economic, financial and other factors and market conditions.

          Holders of the Securities will not be entitled to any rights with respect to the Common Stock (including, without limitation, voting rights and rights to receive any dividends or other distributions in respect thereof) unless and until such time if any, as the Seller shall have delivered shares of Common Stock pursuant to the Contract at the Exchange Date.

          A bankruptcy of the Seller could adversely affect the timing of exchange or, as a result, the amount received by the Holders
     in respect of the Securities.  See "Risk Factors   Risk Relating
     to Bankruptcy of Seller."

     LISTING

          The Securities have been approved for listing on the [
                   ] Stock Exchange (the "[               ]") under
     the symbol [            ].

     FEES AND EXPENSES

          In light of the fact that the proceeds of the sale of the Securities will be used in part by the Trust to purchase the Contract from the Seller, the Underwriting Agreement provides that the Seller will pay Underwriters Compensation to the
     Underwriters of $[           ] per Security.  See "Underwriting".
     Estimated organization costs of the Trust in the amount of
     $[        ] and estimated costs of the Trust in connection with the
     initial registration and public offering of the Securities in the
     amount of $[               ] will be paid by [the Trust].  Other
     estimated costs of the Trust in connection with the public
     offering of the Securities in the amount of $[                  ]
     will be paid by the [Trust]. Each of the Administrator, the Custodian and the Paying Agent, and each Trustee will be paid by [Bear Stearns] at the closing of the offering of the Securities a one-time, up-front amount in respect of its ongoing fees and, in the case of the Administrator, anticipated expenses of the Trust
     (estimated to be $[                   ] in the aggregate), over
     the term of the Trust. [The Administrator] has agreed to pay any on-going expenses of the Trust in excess of these estimated amounts and to reimburse the Trust for any amounts it may be required to pay as indemnification to [any Trustee, the Administrator, the Custodian or the Paying Agent, except that any extraordinary expense shall be payable by the Trust]. See "Management and Administration of the Trust Estimated Expenses".]

          Regulations of the Securities and Exchange Commission ("SEC") applicable to closed-end investment companies designed to assist investors in understanding the costs and expenses that an investor will bear directly or indirect require the presentation of Trust expenses in the following format. Because the Trust will not bear any fees or expenses, investors will not bear any direct expenses. The only expenses that an investor might be considered to be bearing indirectly are (i) the Underwriters' Compensation payable by the Seller with respect to such investor's Securities and (ii) the organizational and offering
     expenses of the Trust, an estimated $[             ] of which
     would be allocable to each year of the Trust's existence, and the ongoing expenses of the trust (including fees of the Administrator, Custodian, Paying Agent and Trustees), estimated
     at $[              ] per year payable by Bear Stearns at the
     closing of the offering.  See "Investment Objective and Policies
     General".

     INVESTOR TRANSACTION EXPENSES

     Sales Load (as a percentage of       [  ]%
     offering price) . . . . . . . . . .

     Dividend Reinvestment and Cash       [   ]
     Purchase Plan Fees  . . . . . . . .

     ANNUAL EXPENSES

     Management Fees . . . . . . . . . . . . . . . .  [      ]%
     Other Expenses (after reimbursement by Bear
     Stearns)* . . . . . . . . . . . . . . . . . . .  [         ]%
                                                       ------------
           Total Annual Expenses (after reimbursement
             by Bear Stearns)* . .. . . . . . . . . .  [         ]%

     *    Absent the reimbursement, the Trust's "total annual
          expenses" would be equal to approximately [          ]% of
          the Trust's average net assets. Bear Stearns is paying expenses on behalf of the Trust out of its normal underwriting compensation.

          SEC regulations also require that closed-end investment companies present an illustration of cumulative expenses (both direct and indirect) that an investor would bear. The example is required to factor in the applicable Sales Load and to assume, in addition to a 5% annual return, the reinvestment of all distributions at net asset value. INVESTORS SHOULD NOTE THAT THE ASSUMPTION OF A 5% ANNUAL RETURN DOES NOT ACCURATELY REFLECT THE FINANCIAL TERMS OF THE TRUST. SEE "INVESTMENT OBJECTIVE AND
     POLICIES   GENERAL." ADDITIONALLY, THE TRUST DOES NOT PERMIT THE
     REINVESTMENT OF DISTRIBUTIONS.

                   EXAMPLE                   1 YEAR         3 YEAR
      --------------------------------   -------------  --------------
      You would bear the following       $    [      ]  $    [      ]
      expenses (I.e., the applicable
      sales load and allocable portion
      of ongoing expenses paid by Bear
      Stearns and the Seller) on a
      $_____ investment, assuming a 5%
      annual return . . . . . . . . . .


                                 THE TRUST

          The Trust is a newly organized Delaware trust and is registered as a closed-end investment company under the Investment Company Act. The Trust was formed on ________ __, ____ pursuant to a trust agreement dated as of such date and amended and restated as of _______ __, ____. The address of the Trust is 245 Park Avenue, New York, New York 10167 (telephone no.
     (212) 272-2000).

                              USE OF PROCEEDS

          The net proceeds of this offering will be used on or shortly after the date on which this offering is completed to purchase a fixed portfolio comprised of stripped U.S. Treasury securities with face amounts and maturities corresponding to the quarterly distributions payable with respect to the Securities and the payment dates thereof, and to pay the purchase price under the Contract to the Seller.

                     INVESTMENT OBJECTIVE AND POLICIES

     GENERAL

          The Trust will purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the Exchange Date and the Contract relating to the Common Stock of the Company. The Trust's investment objective is to provide each Holder with a quarterly cash distribution of $[
     ] per Security (which amount equals the portion of the fixed quarterly distributions from the proceeds of the maturing U.S. Treasury securities held by the Trust) and, on the Exchange Date, a number of shares of Common Stock per Security equal to the Exchange Rate or, if the Seller elects the Cash Settlement Alternative, an amount in cash equal to the Reference Market Price thereof. The Exchange Rate is equal to (i) if the
     Reference Market Price is less than the [$                  ] but
     equal to or greater than the [                   ], a number (or
     fractional number) of shares of common Stock ]per Security equal
     to the [                   ] divided by the Reference Market
     Price (i.e., the value of such shares of Common Stock (determined at the Reference Market Price) shall equal the [
     ]), (ii) if the Reference Market Price is equal to or greater
     than the [$                  ], [            ] shares of Common
     Stock per Security and (iii) if the Reference Market Price is
     less than the [                   ], 1 share of Common Stock per
     Security, subject in each case to adjustment in certain events.
     See "  The Contract   Dilution Adjustments".  For purposes of the
     preceding clause (i) the Exchange Rate will be rounded upward or downward to the nearest 1/10,000 (or if there is not a nearest 1/10,000, to the next lower 1/10,000). Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of Securities will receive cash in lieu thereof. See " Trust Termination". The Reference Market Price per share of Common Stock means the average Closing Price (as defined below of a share of Common Stock on the 20 Trading Days (as defined below) immediately prior to but not including the Exchange Date. The Closing Price of the Common Stock on any date of determination means the daily closing sale price (or, if no closing sale price is reported, the last reported sale price) of the Common Stock as reported on the New York Stock Exchange Consolidated Tape on such date of determination or, if the Common Stock is not listed for trading on the New York Stock Exchange on any such date, as reported in the composite transactions for the principal United States securities exchange on which the Common Stock is so listed, or if the Common Stock is not so listed on a United States national or regional securities exchange, as reported by The Nasdaq National Market or, if the Common Stock is not so reported, the last quoted bid price for the Common Stock in the over-the-counter market as reported by the National Quotation Bureau or similar organization, provided that if any event that results in an adjustment to the number of shares of Common Stock deliverable under the Contract as described under "
     The Contract   Dilution Adjustments" occurs prior to the Exchange
     Date, the Closing Price as determined pursuant to the foregoing will be appropriately adjusted to reflect the occurrence of such event. A "Trading Day" means a day on which the Common Stock (A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of such security.

          A fundamental policy of the Trust is to invest at least __% of its total assets in the Contract. The Trust has also adopted a fundamental policy that the Contract may not be disposed of during the term of the Trust and that the U.S. Treasury securities held by the Trust may not be disposed of prior to the earlier of their respective maturities and the termination of the Trust. The foregoing investment objective and policies are fundamental policies of the Trust that may not be changed without the approval of a majority of the Fund's outstanding Securities. A "majority of the Fund's outstanding Securities" means the lessor of __% of the outstanding Securities are represented, and
     (ii) more than __% of the outstanding Securities.

          The value of the Common Stock (or cash or Marketable
     Securities received in lieu thereof) that will be received by Holders in respect of the Securities on the Exchange Date may be more or less than the amount paid for the Securities offered hereby.

          For illustrative purposes only, the following chart shows the number of shares of Common Stock that a Holder would receive for each Security at various Reference Market Prices. The chart assumes that there would be no adjustments to the number of shares of Common Stock deliverable under the Contract by reason of the occurrence of any of the events described under " The Contract Dilution Adjustments". There can be no assurance that the Reference Market Price will be within the range set forth
     below.  Given the [                   ] of $[             ] per
     Security and the [$                  ] of $[             ], a
     Holder would receive in connection with the exchange of Securities on the Exchange Date the following number of shares of Common Stock:

          Reference Market Price              NUMBER OF SHARES
              OF COMMON STOCK                 OF COMMON STOCK

                [         ]                      [        ]
                [         ]                      [        ]
                [         ]                      [        ]
                [         ]                      [        ]
                [         ]                      [        ]
                [         ]                      [        ]


          The following table sets forth information regarding the distributions to be received on the U.S. Treasuries, the portion of each year's distributions that will constitute a return of capital for federal income tax purposes and the amount of original issue discount accruing, assuming yield-to-maturity accrual election, on the U.S. Treasuries with respect to a Holder who acquires its Securities at the issue price from an Underwriter pursuant to the original offering. See "Certain Federal Income
     Tax Considerations   Recognition of Interest on the U.S. Treasury
     Securities".

                                    ANNUAL                     ANNUAL
                                    GROSS                    INCLUSION
                      ANNUAL       DISTRIBU-                OF ORIGINAL
                      GROSS          TIONS                     ISSUE
                     DISTRIBU-     FROM U.S.     ANNUAL      DISCOUNT
                    TIONS FROM    TREASURIES    RETURN OF    IN INCOME
                        U.S.          PER      CAPITAL PER      PER
                    TREASURIES     SECURITY     SECURITY      SECURITY
                    ----------    ----------   -----------   ----------

      [    ]  . .  $    [    ]   $  [     ]   $ [        ]   $ [       ]
      [    ]  . .       [    ]      [     ]     [        ]     [       ]
      [    ]  . .       [    ]      [     ]     [        ]     [       ]
      [    ]  . .       [    ]      [     ]     [        ]     [       ]


          The annual distribution of $[              ] per Security is
     ]payable quarterly on each ______ __, _______ __, ________ __ and
     _______ __, commencing ________ __, ____. Quarterly distributions on the Securities will consist solely of the cash received from the U.S. Treasury securities. The Trust will not be entitled to any dividends that may be declared on the Common Stock. See
     "Management and Administration of the Trust   Distributions".

     ENHANCED YIELD; LESS EQUITY APPRECIATION THAN COMMON STOCK; NO DEPRECIATION PROTECTION

          Holders will receive distributions at a higher annual rate than the current annual dividends paid on the Common Stock.
     However, there is no assurance that the yield on the Securities will be higher than the dividend yield on the Common Stock over the term of the Trust. In addition, the opportunity for equity appreciation afforded by an investment in the Securities is less than that afforded by an investment in the Common Stock because Holders will realize no equity appreciation if, on the Exchange
     Date, the Reference Market Price of the Common Stock is below the
     [$                  ] (which represents an ap recitation of
     [        ]% of the [                   ]).  Moreover, because Holders
     will only receive [              ] shares of Common Stock per
     Security (or the Reference Market Price thereof) if the Reference
     Market Price exceeds the [$                  ], Holders will only
     be entitled to receive upon exchange [            ]% (the
     percentage equal to the initial Price divided by the [$        ])
     of any appreciation of the value of the Common Stock in excess of the AppreciationThreshold Price. Holders of Securities will realize the entire decline in value if the Reference Market Price is less than the price to public per Security shown on the cover page hereof.

     THE CONTRACT

          GENERAL. The Trust will enter into the Contract with the Seller obligating the Seller to deliver to the Trust on the Exchange Date a number of shares of Common Stock equal to the product of the Exchange Rate times the initial number of shares of Common Stock subject to the Contract. The_aggregate initial number of shares of Common Stock under the Contract will equal the aggregate number of Securities offered hereby (subject to increase in the event the Underwriters exercise their overallotment option). The Contract also provides that the Seller may deliver to the Trust on the Exchange Date, at the Seller's option, an amount of cash equal to the value of the Common Stock deliverable pursuant to the Contract (the "Cash Settlement Alternative"). If the Seller elects to deliver cash in lieu of shares of Common Stock, he would be required to deliver cash in respect of all shares deliverable pursuant to the Contract.

          The purchase price of the Contract was arrived at by arm's-length negotiation between the Trust and the Seller taking into consideration factors including the price, expected dividend level and volatility of the Common Stock, current interest rates, the term of the Contract, current market volatility generally the collateral security pledged by the Seller, the value of other similar instruments and the costs and anticipated proceeds of the offering of the Securities. All matters relating to the administration of the Contract will be the responsibility of either the Administrator or the Custodian.

          DILUTION ADJUSTMENTS. The Exchange Rate is subject to adjustment if the Company shall (i) pay a stock dividend or make a distribution with respect to the Common Stock in shares of such stock, (ii) subdivide or split its outstanding shares of Common Stock, (iii) combine its outstanding shares of Common Stock into a smaller number of shares, or (iv) issue by reclassification of its shares of Common Stock any shares of other common stock of the Company. In any such event, the Exchange Rate shall be multiplied by a dilution adjustment equal to the number of shares of Common Stock (or, in the case of a reclassification referred to in clause
     (iv) above, the number of shares of other common stock of the Company issued pursuant thereto), or fraction thereof, that a shareholder who held one share of Common Stock immediately prior to such event would be entitled solely by reason of such event to hold immediately after such event.

          In addition, if the Company shall issue rights or warrants to all holders of Common Stock entitling them to subscribe for or purchase shares of Common Stock at a price per share less than the Then-Reference Market Price of the Common Stock (as defined below) (other than rights to purchase Common Stock pursuant to a plan for the reinvestment of dividends or interest) then the Exchange Rate shall be multiplied by a dilution adjustment equal to a fraction, of which the numerator shall be the number of shares of Common Stock outstanding immediately prior to the time (determined as described below) the adjustment is calculated by reason of the issuance of such rights or warrants plus the number of an additional shares offered for subscription or purchase pursuant to such rights or warrants, and of which the denominator shall be the number of shares of Common Stock outstanding immediately prior to the time such adjustment is calculated plus the number of additional shares that the aggregate offering price of the shares so offered for subscription or purchase would purchase at the Then-Reference Market Price. To the extent that, after expiration of such rights or warrants, the shares offered thereby shall not have been delivered, the Exchange Rate shall be further adjusted to equal the Exchange Rate that would have been in effect had the foregoing adjustment been made upon the basis of delivery of only the number of shares of Common Stock actually delivered. The "Then-Reference Market Price" of the Common Stock means the average Closing Price per share of Common Stock for a Calculation Period of five Trading Days immediately prior to the time such adjustment is calculated (or, in the case of an adjustment calculated at the opening of business on the business day following a record date, as described Below, immediately prior to the earlier of the time such adjustment is calculated and the related "ex-date" on which the shares of Common Stock first trade regular way on their principal market without the right to receive the relevant dividend, distribution or issuance); provided that if no Closing Price for the Common Stock is determined for one or more (but not all) of such Trading Days, such Trading Day shall be disregarded in the calculation of the Then-Reference Market Price (but no additional Trading Days shall be added to the Calculation Period). If no Closing Price for the Common Stock is determined for any of such Trading Days, the most recently available Closing Price for the Common Stock prior to such five Trading Days shall be the Then-Reference Market Price.

          Further, if the Company any shall pay a dividend or make a distribution to all holders of Common Stock, in either case, of evidences of its indebtedness or other non-cash assets (excluding an any stock dividends or distributions in shares of Common Stock) or issue to al holders of Common Stock rights or warrants to subscribe for or purchase any of its securities (other than rights or warrants referred to in the previous paragraph), then the Exchange Rate shall be multiplied by a dilution adjustment equal to a fraction, of which the numerator shall be the Then-Reference Market Price per share of Common Stock, and the denominator shall be such price less the fair market value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator) as of the time the adjustment is calculated of the portion of such evidences of indebtedness, non-cash assets or rights or warrants payable in respect of one share of Common Stock.

          Further, if the Company distributes cash (other than an Permitted Dividend (as defined below), any cash distributed in consideration of fractional shares of Common Stock and any cash distributed in a Reorganization Event (as defined below) ("Excluded Distributions")), by dividend or otherwise, to all holders of Common Stock or makes an Excess Purchase Payment (as defined below) then the Exchange Rate shall be multiplied by a dilution adjustment equal to a fraction, of which the numerator shall be the Then-Reference Market Price on the record date in respect of such distribution and of which the denominator shall be such price less the amount of such distribution applicable to one share of Common Stock that would not be a Permitted Dividend (or in the case of an Excess Purchase Payment, less the aggregate amount of such Excess Purchase Payments made to all shareholders divided by the number of outstanding shares of Common Stock on such record date). For purposes of these adjustments, (a) the term "Permitted Dividend" means any quarterly cash dividend in respect of the Common Stock, other than a quarterly cash dividend that exceeds the immediately preceding quarterly cash dividend, and then only to the extent that the per share amount of such dividend results in an annualized dividend yield on the Common
     Stock in excess of [      ] and (b) the term "Excess Purchase
     Payment" means the excess, if any, of (i) the cash and the value (as determined by a national recognized independent investment banking firm retained for this purpose by the Administrator, whose determination shall be conclusive) of all other consideration paid by the Company with respect to one share of Common Stock acquired in a tender offer or exchange offer by the Company over (ii) the Then-Reference Market Price per share of Common Stock.

          If any adjustment in the Exchange Rate is required to be calculated as described above, corresponding adjustments to the
    [                    ] and the [$                  ] shall be
     calculated.

          Dilution adjustments shall be effected: (i) in the case of any dividend, distribution or issuance described above, at the opening of business on the business da following the record date for determination of holders of Common Stock entitled to receive such dividend, distribution or issuance or, if the announcement of any such dividend, distribution or issuance is after such record date, at the time such dividend, distribution or issuance shall be announced by the Company; (ii) in the case of any subdivision, lit, combination or reclassification described above, on the effective date of such transaction; (iii) in the case of any Excess Purchase Payment for which the Company shall announce, at or prior to the time it commences the relevant share repurchase, the repurchase price for such shares to be repurchased, on the date of such announcement; and (iv) in the case of any other Excess Purchase Payment, on the date that the holders of Common Stock become entitled to.payment with respect thereto. There will be no adjustment under the Contract in respect of any dividends, distributions, issuances or repurchases that may be declared or announced after the Exchange Date. If any announcement or declaration of a record date in respect of a dividend, distribution, issuance or repurchase shall subsequently be cancelled by the Company, or such dividend, distribution, issuance or repurchase shall fail to receive requisite approvals or shall fail to occur for any other reason, then the Exchange Rate in which the Company is outstanding immediately for cash, securities or (B) any sale, transfer, property of the Company as an entirety,
     (C) any shall be further adjusted to equal the Exchange Rate that would have been in effect had the adjustment for such dividend, distribution, issuance or repurchase not been made. All adjustments described herein shall be rounded upward or downward to the nearest 1/10,000 (or if there is not a nearest 1 10,000, to the next lower 1/10,000). No adjustment in the Exchange Rate shall be required unless such adjustment would require an increase or decrease of at least one percent therein; provided, however, that any adjustments which by reason of the foregoing are not required to be made shall be carried forward and taken into account in any subsequent adjustment.

          In the event of (A) any consolidation or merger of the Company, or any surviving entity or subsequent surviving entity of the Company (a "Company" Successor"), with or into another entity (other than a merger or consolidation the continuing corporation and in which the Common Stock prior to the merger or consolidation is not exchanged other property of the Company or another corporation), lease or conveyance to another corporation of the or any Company Successor as an entirety or substantially statutory exchange of securities of the Company or any Company Successor with another corporation (other than in connection with a merger or acquisition) or (D) any liquidation, dissolution or winding up of the Company or any Company Successor (an such event described in clause (A), (B), (C) or (D), a "Reorganization Event"), the Exchange Rate will be adjusted such that, on the Exchange Date, each Holder will receive for each Security cash in an amount equal to (i) if the Transaction Value (as defined below) is less than
     the [$                  ] but equal to or greater than the
     [                        ], the [                    ], (ii)
     Transaction Value is greater than or equal to the
     [$                  ], -------------- multiplied by the Transaction
     Value and (iii) if the Transaction Value is less than the
     [                   ], the Transaction Value.  Notwithstanding the
     foregoing, to the extent that any Marketable Securities (as defined below) are received by holders of Common Stock in such Reorganization Event, then in lieu of delivering cash as provided above, the Seller may at his option deliver a proportional amount of such Marketable Securities. If a seller elects to deliver Marketable Securities, Holders will be responsible for the payment of any and all brokerage and other transaction costs upon the sale of such securities.

          "Transaction Value" means (i) for any cash received in any such Reorganization Event, the amount of cash received per share of Common Stock, (ii) for any property other than cash or Marketable Securities received in any such Reorganization Event, an amount equal to the market value on the date the Reorganization Event is consummated of such property received per share of Common Stock as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator and (iii) for any Marketable Securities received in any such Reorganization Event, an amount equal to the average Closing Price per share of such securities on the 20 Trading days immediately prior to the Exchange Date multiplied by the number of such securities received for each share of Common Stock; provided that if no Closing Price for such Marketable Securities is determined for one or more (but not all) of such Trading Days, such Trading Days shall be disregarded in the calculation of such average Closing Price (but no additional Trading Days shall be added to the Calculation Period?. If no Closing Price for the Marketable Securities is determined for all such Trading Days, the calculation in the preceding clause (iii) shall be based on the most recently available Closing Price for the Marketable Securities prior to such 20 Trading Days. The number of shares of Marketable Securities included in the calculation of Transaction Value for purposes of the preceding clause (iii) shall be subject to adjustment if a dilution event of the type described above shall occur with respect to the issuer of the Marketable Securities between the time of the Reorganization Event and the Exchange Date.

          "Marketable Securities" means any common equity securities listed on a U.S. national securities exchange or reported by The Nasdaq National Market.

          No dilution adjustments will be made for events, other than those described above, such as offerings of Common Stock (other than through the issuance of rights or warrants described above) for cash or in connection with acquisitions.

          COLLATERAL ARRANGEMENTS; ACCELERATION. The Seller's obligations under the Contract will be secured by a security interest in the maximum number of shares of Common Stock subject to the Contract (subject to adjustment in accordance with the dilution adjustment provisions of the Contract, described above) pursuant to a Collateral Agreement between such Seller and
     [                                          ], as collateral agent
     (the "Collateral Agent"). Unless the Seller is in default in its obligations under the Security and Pledge Agreement, the Seller will be permitted to substitute for the pledged shares of Common Stock collateral consisting of short-term, direct obligations of the U.S. Government. An U.S. Government obligations pledged as substitute collateral will be required to have an aggregate market value at the time of substitution and at daily mark-to-market valuations thereafter of not less than ___% (or, from and after any Insufficiency Determination that shall not be cured by the close of business on the tenth business day thereafter, as described below, 200% of the product of the market price of the Common Stock at the time of each valuation times the number of shares of Common Stock for which such obligations are being substituted. The Collateral Agreement will provide that, in the event of a Reorganization Event, the Seller will pledge as alternative collateral any Marketable Securities received by it in respect of the maximum number of shares of Common Stock subject to the Contract at the time of the Reorganization Event, plus U.S. Government obligations having an aggregate market value when pledged and at daily mark-to market valuations thereafter of not less than ___% of the Seller ' s Cash Delivery Obligations. The Seller's "Cash Delivery Obligations" shall be the Transaction Value of any consideration other than Marketable Securities received by the Seller in respect of the maximum number of shares subject to the Contract at the time of the Reorganization Event. The number of shares of Marketable Securities required to be pledged shall be subject to adjustment if any event requiring a dilution adjustment under the Contract shall occur. The Seller will be permitted to substitute U.S. Government obligations for Marketable Securities pledged at the time of or after any Reorganization Event. Any U.S. Government obligations so substituted will be required to have an aggregate market value at the time of substitution and at daily mark-to-market valuations thereafter of not less than ___% (or, from and after any Insufficiency Determination that shall not be cured by the close of business on the tenth business day thereafter, as described below, ___%) of the product of the market price per share of Marketable Securities at the time of each valuation times the number of shares of Marketable Securities for which such obligations are being substituted. The Collateral Agent will promptly pay over to the Seller any dividends, interest, principal or other payments received by the Collateral Agent in respect of any collateral, including any substitute collateral, unless the Seller is in default of its obligations under the Collateral Agreement, or unless the payment of such amount to the Seller would cause the co lateral to become insufficient under the Collateral Agreement. The Seller shall have the right to vote any pledged shares of Marketable Securities for so long as such shares are owned by him and pledged under the Collateral Agreement, including after an event of default under the Contract or the Collateral Agreement.

          If the Collateral Agent shall determine (an "Insufficiency Determination") that U.S. Government obligations pledged as substitute collateral shall fail to meet the foregoing requirements at any valuation, or that the Seller has failed to pledge additional collateral required as a result of a dilution adjustment increasing the maximum number of shares of Common Stock or shares of Marketable Securities subject to the Contract, and such failure shall not be cured by the close of business on the tenth business day after such determination, then, unless a Collateral Event of Default (as defined below) under the Collateral Agreement shall have occurred and be continuing, the Collateral Agent shall commence (i) sales of the collateral consisting of U.S. Government obligations and (ii) purchases, using the proceeds of such sales, of shares of Common Stock or shares of Marketable Securities, in an amount sufficient to cause the collateral to meet the requirements under the Collateral Agreement. The Collateral Agent shall discontinue such sales and purchases if at any time a Collateral Event of Default under the Collateral Agreement shall have occurred and be continuing. A "Collateral Event of Default under the Collateral Agreement shall mean, at any time, (A) if no U.S. Government obligations shall be pledged as substitute collateral at such time, failure of the collateral to consist of at least the maximum number of shares of Common Stock subject to the Contract at such time (or, if a Reorganization Event shall have occurred at or prior to such time, failure of the collateral to include the maximum number of shares of any Marketable Securities required to be pledged as described above); (B) if an U.S. Government obligations shall be pledged as substitute collateral for shares of Common Stock (or shares of Marketable Securities) at such time, failure of such U.S. Government obligations to have a market value at such time of at
     least [      ] of the market price per share of Common Stock (or
     the then current market price per share of Marketable Securities, as the case may be) times the difference between (x) the maximum number of shares of Common Stock (or shares of Marketable Securities) subject to the Contract at such time and (y) the number of shares of Common Stock (or shares of Marketable Securities) pledged as collateral at such time; and (C) at any time after a Reorganization Event in which consideration other than Marketable Securities shall have been delivered, failure of the U.S. Government obligations pledged in respect of the Cash Delivery Obligations to have a market value at such time of at least ___% of the Cash Delivery Obligations, if such failure shall not be cured within ten business days after notice thereof is delivered to the Seller.

          The occurrence of a Collateral Event of Default under the Collateral Agreement, or the bankruptcy or insolvency of the Seller, will cause an automatic acceleration of the Seller's obligations under the Contract. In any such event, the Seller will become obligated to deliver shares of Common Stock (or, after a Reorganization Event, Marketable Securities or cash or a combination thereof) having an aggregate value equal to the "Aggregate Acceleration Value" under the Contract. The Aggregate Acceleration Value will be based on an "Acceleration Value, determined by the Administrator on the basis of quotations from independent dealers. Each quotation will be for the amount that would be paid to the relevant dealer in consideration of an agreement between the Trust and such dealer that would have the effect of preserving the Trust's rights to receive Common Stock (or, after a Reorganization Event, the alternative consideration provided under the Contract) under a portion of the Contract that corresponds to an initial number of shares of Common Stock equal
     to [        ].  The Administrator will request quotations from
     four national recognized independent dealers on or as soon as reasonably practicable following the ate of acceleration. If four quotations are provided, the Acceleration Value will be the arithmetic mean of the two quotations remaining after disregarding the highest and lowest quotations. If two or three quotations are provided, the Acceleration Value will be the arithmetic mean of such quotations. If one quotation is provided, the Acceleration Value will be equal to such quotation. The Aggregate Acceleration Value will be computed by dividing the Acceleration Value by
     [           ] and multiplying the quotient by the initial number of
     shares of Common Stock subject to the Contract, except that, if no quotations are provided, the Aggregate Acceleration Value will be
     (A) the Reference Market Price per share of Common Stock on the acceleration date times the number of shares of Common Stock that would be required to be delivered on such date under the Contract if the Exchange Date were redefined to be the acceleration date or
     (B) after a Reorganization Event, the value of the alternative consideration that would be required to be delivered on such date under the Contract if the Exchange Date were redefined to be the
     acceleration date.   Upon the occurrence of a Collateral Event of
     Default or the bankruptcy or insolvency of the Seller, the Common Stock (or, after a Reorganization Event, Marketable Securities or cash or a combination thereof) deliverable for each Security will be based solely on the Aggregate Acceleration Value described
     above for the Contract.   [From time to time, as determined in
     good faith by the Trustees of the Fund, the Fund also may engage third parties to provide additional valuations.]

          Upon any acceleration, the Collateral Agent will distribute to the Trust, for distribution pro rata to the Holders, the Aggregate Acceleration Value in the form of shares of Common Stock then pledged, or cash generated from the liquidation of U.S. Government obligations then pledged, or a combination thereof (or, after a Reorganization Event, in the form of Marketable Securities then pledged, cash generated from the liquidation of U.S. Government obligations then pledged, or a combination thereof).
     In addition, in the event that by the Exchange Date any substitute collateral has not been replaced by Common Stock (or, after a Reorganization Event, cash or Marketable Securities) sufficient to meet the obligations under the Contract, the Collateral Agent will distribute to the Trust for distribution pro rata to the Holders the market value of the Common Stock required to be delivered thereunder, in the form of any shares of Common Stock then pledged by the Seller plus cash generated from the liquidation of U.S. Government obligations then pledged by the Seller (or, after a Reorganization Event, the market value of the alternative consideration required to be delivered thereunder, in the form of any Marketable Securities then pledged, plus any cash then pledged, plus cash generated from the liquidation of U.S. Government obligations then pledged). See Trust Termination".

          DESCRIPTION OF SELLER.  [                   ]

     THE U.S. TREASURY SECURITIES

          The Trust will purchase and hold a series of zero-coupon ("stripped") U.S. Treasury securities with face amounts and maturities corresponding to the distributions payable with respect to the Securities and the payment dates thereof. Up to __% of the Trust's total assets may be invested in these U.S. Treasury Securities. In the event that the Contract is accelerated or disposed of as described under the caption "Management Administration of the Trust Trustees", then an such U.S. Treasury securities then held in the Trust shall be liquidated by the Administrator and distributed pro rata to the Holders, together with the amounts distributed upon acceleration or any consideration received by the Trust upon disposition of the Contract. See " Collateral Arrangements; Acceleration" and " Trust Termination".

     TEMPORARY INVESTMENTS

          For cash management purposes, the Trust may invest the proceeds of the U.S. Treasury securities and any other cash held by the Trust in short-term obligations of the U.S. Government maturing no later than the business day preceding the next following distribution ate. Not more than __% of the Trust's total assets will be invested in such short-term obligations or held in cash at any one time.

     INVESTMENT RESTRICTIONS

          As a matter of fundamental policy, the Trust may not purchase any securities or instruments other than the U.S. Treasury securities, the Contract and the Common Stock or other assets received pursuant to the Contract and, for cash management purposes, short-term obligations of the U.S. Government; issue any securities or instruments except for the Securities; make short sales or purchase securities on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts including futures contracts; or make loans. The Trust also has adopted a fundamental policy that the Contract may not be disposed of during the term of the Trust and that the U.S. Treasury securities held by the Trust may not be disposed of prior to the earlier of their respective maturities and the termination of the Trust.

     TRUST TERMINATION

          The Trust will terminate automatically on or shortly after the Exchange Date. Alternatively, in the event that the Contract is accelerated, then any U.S. Treasury securities then held in the Trust shall be liquidated by the Administrator and distributed pro rata to the Holders, together with the amounts distributed upon acceleration, and the Trust shall be terminated. See "
     Collateral Arrangements; Acceleration" and "  The U.S. Treasury
     Securities".

                                RISK FACTORS

     INTERNAL MANAGEMENT; NO PORTFOLIO MANAGEMENT

          The Trust will be internally managed by its Trustees and will not have any separate investment adviser. It is a fundamental policy of the Trust that the Contract may not be disposed of during the term of theTrust and that the U.S. Treasury securities held by the Trust may not be disposed of prior to the earlier of their respective maturities and the termination of the Trust. As a result, the Trust will continue to hold the Contract despite significant declines in the market price of the Common Stock or adverse changes in the financial condition of the Company (or, after a Reorganization Event, comparable developments affecting any Marketable Securities or the issuer thereof). The Trust will not be managed like a typical closed-end investment company.

     LIMITED APPRECIATION POTENTIAL; COMMON STOCK DEPRECIATION RISK

          The Trust anticipates that on the Exchange Date it will receive the Common Stock deliverable pursuant to the Contract, which it will then distribute to Holders. Although the yield on the Securities is higher than the current dividend yield on the Common Stock, there is no assurance that the yield on the Securities will be higher than the dividend yield on the Common Stock over the term of the Trust. In addition, because the Contract calls for the Seller to deliver less than the full number of shares of Common Stock subject to the Contract where the
     Reference Market Price exceeds the [                   ] (and
     therefore less than one full share of Common Stock for each outstanding Security), the Securities have more limited appreciation potential than the Common Stock. Therefore, the Securities may trade below the value of the Common Stock if the Common Stock appreciates in value. The value of the Common Stock to be received by Holders on the Exchange Date (and any cash received in lieu thereof) may be less than the amount paid for the Securities. Holders of Securities will realize the entire decline in value if the Reference Market Price is less than the price to public per Security shown on the cover page hereof.

     DILUTION ADJUSTMENTS; SHAREHOLDER RIGHTS

          The number of shares of Common Stock that Holders are entitled to receive at the termination of the Trust is subject to adjustment for certain events arising from stock splits and combinations, stock dividends and certain other actions of the Company that modify its capital structure. See "Investment
     Objective and Policies   The Contract   Dilution Adjustments".
     The number of shares to be received by Holders may not be adjusted for other events, such as offerings of Common Stock for cash or in connection with acquisitions, that may adversely affect the price of the Common Stock and, because of the relationship of the amount to be received pursuant to the Contract to the.price of the Common Stock, such other events may adversely affect the trading price of the Securities. There can be no assurance that the Company will not take any of the foregoing actions, or that it will not make offerings of, or that major shareholders will not sell any, Common Stock in the future, or as to the amount of any such offerings or sales. In addition, until the receipt of the Common Stock by Holders as a result of the exchange of the Securities for the Common Stock, Holders will not be entitled to any rights with respect to the Common Stock (including without limitation voting rights and the rights to receive any dividends or other distributions in respect thereof).

     TRADING VALUE; LISTING

          The Trust is a newly organized closed-end investment company with no previous operating history and the Securities are innovative securities. It is not possible to predict how the Securities will trade in the secondary market. The trading price of the Securities may vary considerably prior to the Exchange Date due to, among other things, fluctuations in the price of the Common Stock (which may occur due to changes in the Company's financial condition, results of operations or prospects, or because of complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchanges or quotation systems on which the Common Stock is traded and the market segment of which the Company is a part) and fluctuations in interest rates and other factors that are difficult to predict and beyond the Trust's control. The Trust believes, however, that because of the yield on the Securities and the formula for determining the number of shares of Common Stock to be delivered on the Exchange Date, the Securities will tend to trade at a premium to the market value of the Common Stock to the extent the Common Stock price falls and at a discount to the market value of the Common Stock to the extent the Common Stock price rises.

          Shares of closed-end investment companies frequently trade at a premium to or discount from net asset value. This characteristic of investments in a closed-end investment company is a risk separate and distinct from the risk that the Trust's net asset value will decrease. The Trust cannot predict whether its shares will trade at, below or above net asset value. The risk of purchasing investments in a closed-end company that might trade at a discount may be greater for investors who wish to sell their investments soon after completion of an initial public offering because for those investors, realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance.

          Bear Stearns currently intend, but are not obligated, to make a market in the Securities. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide the Holders with liquidity of investment or that it will continue for the life of the Securities. The Securities have been approved for listing on the AMEX, but there can be no assurance that the Securities will not later be desisted or that trading in the Securities on the AMEX will not be suspended. In the event of a delisting or suspension of trading on such exchange the Trust will apply for listing of the securities on another national securities exchange or for quotation on another trading market. If the Securities are not listed or traded on any securities exchange or trading market, or if trading of the Securities is suspended, pricing information for the Securities may be more difficult to obtain, and the price and liquidity of the Securities may be adversely affected.

     NON-DIVERSIFIED STATUS

          The Trust is considered non-diversified under the Investment Company Act, which means that the Trust is not limited in the proportion of its assets that may.be invested in the obligations of a single issuer. Since the only securities or instruments held or received by the Trust will be U.S. Treasury securities and the Contract or other assets consistent with the terms of the Contract, the Trust may be subject to greater risk than would be the case for an investment company with diversified investments.

     RISK RELATING TO BANKRUPTCY OF SELLER

          The Trust believes that the Contract constitutes a "securities contract" for purposes of the Bankruptcy Code, performance of which would not be subject to the automatic stay provisions of the Bankruptcy Code in the event of bankruptcy of the Seller. It is, however, possible that the Contract will be determined not to qualify as a "securities contract" for this purpose, in which case the Seller's bankruptcy may cause a delay in settlement of the Contract, or otherwise subject the Contract to the bankruptcy proceedings, which could adversely affect the timing of exchange or, as a result, the amount received by the Holders in respect of the Securities.


                        DESCRIPTION OF THE SECURITIES

          Each Security represents an equal proportional interest in
     the Trust, and a total of                   Securities will be
     issued. Upon liquidation of the Trust, Holders are entitled to share pro rata in the net assets of the Trust available for distribution. The Securities have no preemptive, redemption or conversion rights. Securities are fully paid and nonassessable by the Trust. The only securities that the Trust is authorized to issue are the Securities offered hereby and those sold to the initial Holder referred to below. See "Underwriting".

          Holders are entitled to a full vote for each Security held on all matters to be voted on by Holders and are not able to cumulate their votes in the election of Trustees. The Trustees of the Trust have been selected initially by Bear Stearns, as the initial Holder of Securities of the Trust. The Trust intends to hold
     annual meetings as required by the rules of the [       ].  The
     Trustees may call special meetings of Holders for action by Holder vote as may be required by either the Investment Company Act or the Trust Agreement. The Holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding Securities, to remove a Trustee. The Trustees will call a meeting of Holders to vote on the removal of a Trustee upon the written request of the Holders of record of __% of the Securities or to vote on other matters upon the written request of the Holders of record of __% of the Securities (unless substantial the same matter was voted on during the preceding __ months). The Trust will also assist in communications with other Holders as required by the Investment Company Act.

     BOOK-ENTRY-ONLY ISSUANCE

          The Depositary Trust Company ("DTC") will act as securities depository for the Securities. The information in this section concerning DTC and DTC's book-entry system is based upon information obtained from DTC. The Securities offered hereby will initially be issued only as fully-registered securities registered in the name of __________ (as nominee for DTC). One or more fully-registered global Security certificates will be issued, representing in the aggregate the total number of Securities, and will be deposited with DTC.

          DTC is a limited-purpose trust company organized under the New York Banking Law, a "banking organization" within the meaning of the New York Banking Law, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to, the provisions of Section __A of the Securities Exchange Act. DTC holds securities at its participants ("Participants") deposit with DTC. DTC also facilities the settlement among Participants of securities transactions, such as transfers and pledges, in deposited securities through electronic computerized book-entry changes in Participants' accounts, thereby eliminating the need for physical movement of securities certificates. Direct Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations ("Direct Participants"). Access to the DTC system is also available to others such as securities brokers and dealers, banks and trust companies that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly ("Indirect Participants").

          Purchases of Securities within the DTC system must be made by or through Direct Participants, which will receive a credit for the Securities on DTC's records. The ownership interest of each actual purchaser of a Security ("Beneficial Owner") is in turn to be recorded on the Direct or Indirect Participants' records. Beneficial Owners will not receive written confirmation from DTC of their purchases, but Beneficial owners are expected to receive written confirmations providing details of the transactions, as well as periodic statements of their holdings, rom the Direct or Indirect Participants through which the Beneficial Owners purchased Securities. Transfers of ownership interests in Securities are to be accomplished by entries made on the books of Participants acting on behalf of Beneficial Owners.

          Beneficial Owners will receive certificates representing their ownership interests in Securities, upon a resignation of DTC, or upon request delivered to the Trust Administrator.

          DTC has no knowledge of the actual Beneficial Owners of the Securities; DTC's records reflect only the identity of the Direct Participants to whose accounts such Securities are credited,which may or may not be the Beneficial Owners. The Participants will remain responsible for keeping account of their holdings on behalf of their customers.

          Conveyance of notices and other communications by DTC to Direct Participants, by Direct Participants to Indirect Participants, and by Direct Participants an Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

          In connection with payments on the Securities, DTC's practice is to credit Direct Participants' accounts on the relevant payment date in accordance with their respective holdings shown on DTC's records unless DTC has reason to believe that it will not receive payments on such payment date. Payments by Participants to Beneficial Owners will be governed by standing instructions and customary practices and will be the responsibility of such Participant and not of DTC or the Trust, subject to any statutory or regulatory Requirements as may be in effect from time to time. Payment of dividends to DTC is the responsibility of the Trust, disbursement of such payments to Direct Participants is the responsibility of DTC, and disbursement of such payments to the Beneficial owners is the responsibility of Direct and Indirect Participants.

          DTC may discontinue providing its services as securities depository with respect to the Securities at any time by giving reasonable notice to the Trust. Under such circumstances, in the event that a successor securities depository is not obtained, certificates representing the Securities will be printed and delivered.


                 MANAGEMENT AND ADMINISTRATION OF THE TRUST

     TRUSTEES

          The Trust will be internally managed by three Trustees.
     Under the provisions of the Code applicable to grantor trusts, the Trustees will not have the power to vary the investments held by the Trust. It is a fundamental policy of the Trust that the Contract may not be disposed of during the term of the Trust and that the U.S. Treasury securities held by the Trust may not be disposed of prior to the earlier of their respective maturities and termination of the Trust.

          The names of the persons who have been elected by Bear
     Stearns, the initial Holder of the Trust, and who will serve as the Trustees are set forth below. The positions and the principal occupations of the individual Trustees during the past five years are also set forth below.

                                                  PRINCIPAL OCCUPATION
      NAME, AGE AND                                 DURING PAST FIVE
        ADDRESS                     TITLE                 YEARS
      ---------------               -----         -------------------
      _______________          [TO BE PROVIDED]
      _______________
      New York, New York

          Each Trustee who is not a director, officer or employee of any Underwriter or the Administrator, or of any affiliate thereof, will be paid by the Seller, on behalf of the Trust, in respect of its annual fee and anticipated out-of-pocket expenses, a one-time,
     up-front fee of $[          ].  The Trust's Managing Trustee will
     also receive an additional up-front fee of $[        ] for serving
     in that capacity. The Trustees will not receive, either directly or indirectly, any compensation, including any pension or retirement benefits, from the Trust. None of the Trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.

     ADMINISTRATOR

          The day-to-day affairs of the Trust will be managed by
     [                        ] as Trust Administrator pursuant to an
     Administration Agreement. Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Administrator, including without limitation, the duties to: (i) receive invoices for expenses incurred by the Trust; (ii) with the approval of the Trustees, engage legal and other professional advisors (other than the independent public accountants for the Trust); (iii) instruct the Paying Agent to pay distributions on Securities as described herein; (iv) prepare and mail, file or publish all notices, proxies, re torts, tax returns ana other communications and documents, and keep all books and records, for the Trust; (v) at the direction of the Trustees, institute and Prosecute legal and other appropriate proceedings to enforce the rights an remedies of the Trust; and (VI) make all necessary arrangements with respect to meetings of Trustees and an meetings of Holders. The Administrator, however, will not select the independent public accountants for the Trust or sell or otherwise dispose of the Trust assets (except in connection with an acceleration of the Contract or the settlement of the Contract at the Exchange Date and upon termination of the Trust).

          The Administration Agreement may be terminated by either the Trust or the Administrator upon 60 days, prior written notice, except that no termination shall become effective until a successor Administrator has been chosen and has accepted the duties of the Administrator.

          Except for its roles as Administrator, Custodian, Paying Agent, registrar and transfer agent for the Trust, [
                 ] has no other affiliation with, and is not engaged in any other transactions with, the Trust.

          The address of the Administrator is [             ].  CUSTODIAN

          The Trust's custodian (the "Custodian") is [
                   ] pursuant to a custodian agreement (the "Custodian Agreement"). In the event of any termination of the Custodian Agreement by the Trust or the resignation of the Custodian, the Trust must engage a new Custodian to carry out the duties of the Custodian as set forth in the Custodian Agreement. Pursuant to the Custodian Agreement, all net cash received by the Trust will be invested by the Custodian in short-term U.S. Treasury securities maturing on or shortly before the next quarterly distribution date. The Custodian will also act as collateral agent under the Collateral Agreement and will hold a perfected security interest in the Common Stock and U.S. Government obligations or other assets consistent with the terms of the Contract.

     PAYING AGENT

          The transfer agent, registrar and paying agent (the "Paying
     Agent") for the Securities is [                                  ]
     pursuant to a paying agent agreement (the "Paying Agent Agreement"). In the event of any termination of the Paying Agent Agreement by the Trust or the resignation of the Paying Agent, the Trust will use its best efforts to engage a new Paying Agent to carry out the duties of the Paying Agent.

     INDEMNIFICATION

          The Trust will indemnify each Trustee, the Paying Agent, the Administrator and the Custodian, with respect to any claim, liability, loss or expense (including the costs and expenses of the defense against an]( claim or liability) that it may incur in acting as Trustee, Paying Agent, Administrator or Custodian, as the case may be, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties or where applicable law prohibits such indemnification. Bear Stearns has agreed to reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent. Bear Stearns will in turn be reimbursed by the Seller for all Such reimbursements paid by it.

     DISTRIBUTIONS

          The Trust intends to distribute to Holders on at quarterly
     basis an amount equal to $[          ] per Security (which amount
     equals the pro rata portion of the fixed quarterly cash distributions from the proceeds of the maturing U.S. Treasury securities held by the Trust). The first distribution, in respect
     of the period from the Closing until [                  ], will be
     payable on [                       ] to Holders of Record as of
     [                         ] and will equal $[                  ] per
     Security.  Thereafter, distributions will be made on [
                       ] of each year to Holders of record as of each
     [                                     ], respectively.  A portion of
     each such distribution will be treated as a tax-free return of the Holder's investment. See "Investment Objective and Policies General,, and "Certain Federal Income Tax Considerations
     Recognition of Interest on the U.S. Treasury Securities".

          Upon termination of the Trust, as described under the caption
     "Investment Objective and Policies   Trust Termination", each
     Holder will receive any remaining net assets of the Trust.

          The Trust does not permit the reinvestment of distributions.

     ESTIMATED EXPENSES

          At the closing of this offering Bear Stearns will pay to each of the Administrator, the Custodian and the Paying Agent, and to each Trustee, a one-time, up-front amount in respect of its fee and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust. The anticipated Trust expenses to be borne by the Administrator include, among other things, expenses for legal and independent accountants' services, costs of printing proxies, Securities certificates and Holder reports, expenses of the Trustees, fidelity bond coverage, stock exchange listing fees and expenses of qualifying the Securities for sale in the various states. Organization costs of the Trust in the amount
     of $[                        ] and estimated costs of the Trust in
     connection with the initial registration and public offering of
     the Securities in the amount of $[                  ] will be paid
     by the [Trust]. Other estimated costs of the Trust in connection with the public offering of the Securities in the amount of
     $[                ] will be paid by the Seller.

          The amount payable to the Administrator in respect of ongoing expenses of the Trust was determined based on estimates made in good faith on the basis of information currently available to the Trust, including estimates furnished by the Trust's agents. There cannot, however, be any assurance that actual operating expenses of the Trust will not be substantially more than this amount. Any excess expenses will be paid by the [Administrator] or, in event of their failure to pay such amounts, the Trust.


           CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

          The following summary of certain of the material United States federal income tax consequences of ownership of Securities is based upon the opinion of Skadden, Arps, Slate, Meagher & Flom, special tax counsel to the Trust. It deals only with Securities held as capital assets by a Holder who acquires its Securities at the issue price from an Underwriter pursuant to the original offering. This summary addresses the United States federal income tax considerations to a beneficial owner of Securities that is a citizen or resident of the United States, a corporation, partnership or other entity created or organized in or under the laws of the United States or any political subdivision thereof or therein, an estate or trust the income of which is subject to United States federal income taxation regardless of its Source or a Holder otherwise subject to United States federal income taxation on a net income basis in respect of the Securities (a "U.S. Holder") and does not address the tax consequences to a Holder who is not a U.S. Holder. This summary does not address all of the tax consequences that may be relevant to a Holder in light of its particular circumstances and does not deal with special classes of Holders, such as dealers in securities or currencies, banks, thrift institutions, real estate investment trusts, regulated investment companies, tax-exempt investors, insurance companies, persons that hold Securities that are part of a hedging transaction, straddle or conversion transaction, shareholders, partners, or beneficiaries of a Holder or persons whose functional currency is not the U.S. dollar. This summary does not include any description of any alternative minimum tax consequences or the tax laws of any state or local government or of any foreign government that may apply to the Securities. The summary is based on the Internal Revenue Code of ____, as amended (the "Code"), its legislative history, existing and proposed regulations thereunder, published rulings and court decisions, all as currently in effect and all subject to change at any time, perhaps with retroactive effect.

          Prospective purchasers of Securities should consult their own tax advisors concerning the consequences, in their particular circumstances, under the Code and the laws of any other taxing jurisdiction, of ownership of the Securities.

          Holders should also be aware that there are alternative characterizations of the assets of the Trust which could result in federal income tax consequences different from those described herein. See "Alternative Characterizations" below. While Skadden, Arps, Slate, Meagher & Flom does not believe these alternative characterizations should apply for federal income tax purposes, there can be no assurance in this regard, and Holders should consult their tax advisors concerning the risks associated with alternative characterizations. The following discussion assumes that no such alternative characterizations will apply.

     TAX STATUS OF THE TRUST

          The Trust will be treated as a grantor trust for federal income tax purchases, and each Holder will be considered the owner of its pro rata portions of the stripped U.S. Treasury securities and the Contract in the Trust under the grantor trust rules of the Code. Income received by the Trust will be treated as income of the Holders in the manner set forth below.

     RECOGNITION OF INTEREST ON THE U.S. TREASURY SECURITIES

          The U.S. Treasury securities in the Trust will consist of stripped U.S. Treasury securities. A Holder will be required to treat its pro rata portion of each U.S. Treasury security in the Trust as a bond that was originally issued on the date the Holder purchased its Securities at an original issue discount equal to the excess of the Holder's pro rata portion o the amounts payable on such U.S. Treasury security over the Holder's tax basis therefor (determined as described below). The amount of such excess, however, will constitute only a portion of the total amounts payable in respect of U.S. Treasury securities held by the Trust and, consequently a substantial portion of each quarterly cash distribution to the Holders will be treated as a tax-free return of the Holders' investment in the U.S. Treasury securities and will not be considered current income for federal income tax
     purposes.  See "Investment Objective and Policies   General."

          A Holder (whether on the cash or accrual method of tax accounting) will be required to include original issue discount (other than original issue discount on short-term U.S. Treasury securities as defined below) in income for federal income tax purposes as it accrues on a constant yield basis. Holders on the accrual method of tax accounting also will be required to include in income original issue discount on any short-term U.S. Treasury security (i.e., any U.S. Treasury security with a maturity of one year or less from the date it is purchased) held by the Trust as it is accrued. Unless such a Holder elects to accrue the original issue discount on a short-term U.S. Treasury security according to a constant yield method based on daily compounding, such original issue discount will be accrued on a straight-line basis . The Holder's tax basis in a U.S. Treasury security will be increased by the amounts of any original issue discount included in income by the Holder with respect to such U.S. Treasury security.

     TAX BASIS OF THE U.S. TREASURY SECURITIES AND THE CONTRACT

          A Holder's tax basis in the Contract and the U.S. Treasury securities, respectively, will equal its pro rata portion of the amounts paid for them by the Trust. It is currently anticipated
     that [          ] and [             ] of the proceeds of the
     offering will be used by the Trust to purchase the U.S. Treasury securities and as payments for the Contract, respectively.

     TREATMENT OF THE CONTRACT

          Each Holder will be treated as having entered into a pro rata portion of the Contract and, at the Exchange Date, as having received a pro rata portion of the Common Stock or cash, Marketable Securities or a combination thereof delivered to the Trust.

     DISTRIBUTION OF THE COMMON STOCK

          The delivery of Common Stock pursuant to the Contract will not be taxable to the Holders. Each Holder's basis in its Common Stock will be equal to its basis in its pro rata portion of the Contract less the portion of such basis allocable to any fractional shares of Common Stock for which cash is received. A Holder will recognize capital gain or loss upon receipt of cash in lieu of fractional shares of Common Stock distributed upon termination of the Trust equal to the difference between the amount of cash received and the basis of such fractional share. The holding period for the Common Stock will begin on the date it is acquired.


     DISTRIBUTION OF CASH OR MARKETABLE SECURITIES

          If the Seller elects the Cash Settlement Alternative or, as a result of a Reorganization Event, cash, Marketable Securities, or a combination of cash and Marketable Securities is delivered pursuant to the Contract, a Holder will recognize capital gain or loss upon receipt equal to the difference between the amount of cash received and its basis in its pro rata portion of the Contract allocable to any shares for which such cash was received. Any gain or loss will be capital gain or loss and, if the Holder has held the Securities for more than one year, such gain or loss will be long-term capital gain or loss. A Holder's basis in any Marketable Securities received will be equal to its basis in its pro rata portion of the Contract less the portion of such basis allocable to any shares of Common Stock for which cash or fractional shares of Marketable Securities were received. See
     "Investment Objective and Policies   The Contract".

     SALE OF SECURITIES

          Upon a sale of all or some of a Holder's Securities, a Holder will be treated as having sold its pro rata portions of the U.S. Treasury securities and the Contract underlying the Securities. The selling Holder will recognize gain or loss equal to the difference between the amount realized and the Holder's aggregate tax bases in its pro rata portions of the U.S. Treasury securities and the Contract. Any gain or loss will be long-term capital gain or loss if the Holder has held the Securities for more than one year.

     ALTERNATIVE CHARACTERIZATIONS

          Skadden, Arps, Slate, Meagher & Flom believes that, although the matter is not free from doubt, the Contract would be treated for federal income tax purposes as a prepaid forward contract for the purchase of a variable number of shares of Common Stock. The Internal Revenue Service conceivably could take the view that the Contract should be treated as a loan to the Seller in exchange for a contingent debt obligation of the Seller. If the Internal Revenue Service were to prevail in making such an assertion, a Holder might be required to include original issue discount in income over the life of the Securities based on the excess of the anticipated value of the Common Stock to be received in respect of the Contract over the amount paid for the Contract. In addition a Holder would be required to include interest (rather than capital gain) in income on the Exchange Date in an amount equal to the excess, if any, of the value of the Common Stock received on the Exchange Date (or the proceeds from prior disposition of the Contract) over the aggregate of the basis of the Contract and any interest on the Contract previously included in income (or might be entitled to an ordinary deduction to the extent of interest
     previously and not ultimately received).   The Internal Revenue
     Service also conceivably could take the view that a Holder should simply include in income as interest the amount of cash actually received each year in respect of the Securities.

     BACKUP WITHHOLDING AND INFORMATION REPORTING

          The payments of principal and interest (including original issue discount) on, and the proceeds received from the sale of, Securities may be subject to U.S. backup withholding tax at the rate of __% if the Holder thereof fails to supply an accurate taxpayer identification number or otherwise to comply with applicable U.S. information reporting or certification requirements. Any amounts so withheld will be allowed as a credit against such Holders U.S. federal income tax liability and may entitle such Holder to a refund, provided that the required information is furnished to the Internal Revenue Service.

          After the end of each calendar year, the Trust will furnish to each record Holder of the Securities an annual statement containing information relating to the payments on the U.S. Treasury securities received by the Trust. The Trust will also furnish annual information returns to each record Holder of the Securities and to the Internal Revenue Service.

     UNDERWRITING

          Subject to the terms And conditions of the Underwriting Agreement, the Trust has agreed to sell to Bear Stearns, as Underwriters, and the Underwriters, have agreed to purchase from
     the Trust [                                   ] Securities.

          Under the terms and conditions of the Underwriting Agreement, the Underwriters are committed to take and pay for all of the Securities offered hereby, if any are taken.

          The Underwriters propose to offer the Securities in part directly to the public at the price to the public set forth on the cover page of this Prospectus and in part to certain securities
     dealers at such price less a concession of $[    ] per Security.
     The Underwriters may allow, and such dealers may re-allow, a
     concession not in excess of $[           ] per Security to certain
     brokers and dealers. After the Securities are released for sale to the public, the offering price and other selling terms may from time to time be varied by the Underwriters.

          In light of the fact that proceeds from the sale of the Securities will be used by the Trust to purchase the Contract from the Seller, the Underwriting Agreement provides that the Seller will pay to the Underwriters the Underwriters' Compensation of
     $[        ] per Security.

          The Trust has granted the Underwriters an option exercisable for __ calendar days after the date of this Prospectus to purchase
     up to an aggregate of [                  ] Securities solely to
     cover over-allotments, if any. if the Underwriters exercise their over-allotment option, they will receive the Underwriters' Compensation referred to above for each Security so purchased. In addition, in connection with an:( such exercise, the Underwriters have severally agreed, subject to certain conditions, to purchase approximately the same percentage thereof that the number of the Securities to be purchased by each of them, as shown in the
     foregoing table, bears to the [                 ] Securities
     initially offered.

          The Seller and the Company have agreed that, during the period beginning from the date of this Prospectus and continuing to and including the date ___ days, in the case of the Seller, and __ days, in the case of the Company, after the date of this Prospectus, they will not offer, sell, contract to sell or otherwise dispose of any Common Stock or other securities of the Company (other than pursuant to employee stock option plans existing, or on the conversion or exchange of convertible or exchangeable securities outstanding, on the date of this Prospectus) which are substantially similar to the Common Stock or which are convertible or exchangeable into Common Stock or other securities which are substantially similar to the Common Stock, without the prior written consent of Bear Stearns; provided, however, to the extent that the Seller borrows under a margin loan
     (which loan shall not be in excess of $[               ]) the
     forcing restrictions shall not apply to those shares of Common Stock that are pledged by the Seller as collateral for such margin loan, provided, further, that the foregoing restrictions shall not apply to pledges of Common Stock as collateral pursuant to any margin loans existing on the date of this Prospectus.

          The Securities will be a new issue of securities with no established trading market. The Securities have been approved for listing on the American Stock Exchange. Bear Stearns have advised the Company that they intend to make a market in the Securities, but they are not obligated to do so and may discontinue market making at any time without notice. No assurance can be given as to the liquidity of the trading market for the Securities.

          The Company and the Seller have agreed to indemnify the Underwriters against certain liabilities, including certain liabilities under the Securities Act of ____. The Underwriters have agreed to pay certain expenses of the Trust.

          [One Security has been purchased by Bear Stearns at an
     aggregate purchase price of $[              ].  The initial
     Security has been split into the smallest whole number of Securities that would result in the per Security amount recorded as shareholders, equity after effecting the split not exceeding the Public Offering price per Security.]

     VALIDITY OF SECURITIES

          The validity of the Securities will be passed upon for the Trust and the Underwriters by their counsel, Skadden, Arps, Slate, Meagher & Flom, 919 Third Avenue, New York, New York 10022.

     EXPERTS

          The financial statement included in this Prospectus has been
     audited by [                          ], independent accountants,
     as stated in their opinion appearing herein, and has been so included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

     FURTHER INFORMATION

          The Trust has filed with the Securities and Exchange Commission, Washington, D.C. 20549, a Registration Statement under the Securities Act of 1933, as amended, with respect to the Securities offered hereby. Further information concerning the Securities and the Trust may be found in the Registration Statement of which this Prospectus constitutes a part. The Registration Statement may be inspected without charge at the Commission's office in Washington, D.C., ana copies of all or any part thereof may be obtained from such office after payment of the fees prescribed by the Commission.


                       REPORT OF INDEPENDENT ACCOUNTANTS



                        MANDATORY COMMON EXCHANGE TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               [                ]
                                    ASSETS

          Cash  . . . . . . . . . . . . . . . . . . . .    [$

               Total assets   . . . . . . . . . . . . .     $

                                  LIABILITIES
                . . . . . . . . . . . . . . . . . . . .     $

          NET ASSETS

          Balance applicable to 1 Security outstanding.     $

          Net asset value per Security  . . . . . . . .     $

     _____________________________

     The Amended and Restated Trust Agreement provides that prior to the offering, the Trust will split the outstanding Security to be effected on the date that the price and underwriting discount of the Securities being offered to the public is determined, but prior to the sale of the Securities to Bear, Stearns & Co. Inc. The initial Security will be split into the smallest whole number of Securities that would result in the per Security amount recorded as shareholders, equity after effecting the split not exceeding the Public Offering price per Security.

          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF ANY OFFER TO BUY ANY SECURITIES OTHER THAN THE SECURITIES TO WHICH IT RELATES OR ANY OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY SUCH SECURITIES IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION IS UNLAWFUL.

                                - - - -

     TABLE OF CONTENTS

                                                            PAGE
              Prospectus Summary  . . . . . . . . . . . .
              The Trust . . . . . . . . . . . . . . . . .
              Use of Proceeds . . . . . . . . . . . . . .
              Investment Objective and Policies . . . . .
              Risk Factors  . . . . . . . . . . . . . . .
              Description of the Securities . . . . . . .
              Management and Administration of the Trust.
              Certain Federal Income Tax Considerations .
              Underwriting  . . . . . . . . . . . . . . .
              Validity of Securities  . . . . . . . . . .
              Experts . . . . . . . . . . . . . . . . . .
              Further Information . . . . . . . . . . . .
              Report of Independent Accountants . . . . .
              Statement of Assets and Liabilities . . . .

          UNTIL [                       ] (__ DAYS AFTER THE DATE OF
     THIS PROSPECTUS), ALL DEALERS EFFECTING TRANSACTIONS IN THE SECURITIES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, MAY BE REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO THE OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS AND WITH RESPECT TO THEIR UNSOLD ALLOTMENTS OR SUBSCRIPTIONS.

                        MANDATORY COMMON EXCHANGE TRUST
             TRUST ISSUED MANDATORY EXCHANGEABLE SECURITIES (TIMES)

                                   - - - -

                                  PROSPECTUS

                                   - - - -

                            Bear, Stearns & Co. Inc


                                    PART C

                               OTHER INFORMATION

     Item 24.    Financial Statements and Exhibits

           (a)   Financial Statements

                 Part A - Report of Independent Accountants.
                        Statement of Assets and Liabilities.

                 Part B - None.

           (b)   Exhibits

                  2.a.(i)    Declaration of Trust

                  2.a.(ii)   Certificate of Trust

                 *2.d        Form of Specimen Certificate of Mandatory
                             Exchange Security

                 *2.h        Form of Underwriting Agreement

                 *2.j        Form of Custodian Agreement

                 *2.k.(i)    Form of Administration Agreement

                 *2.k.(ii)   Form of Paying Agent Agreement

                 *2.k.(iii)  Form of Purchase Contract

                 *2.l        Opinion and Consent of Counsel to the Trust

                 *2.n.(i) Tax Opinion of Counsel to the Trust (Consent contained in Exhibit 2.n.i)

                 *2.n.(iii)  Consent of Independent Public Accountants

                 *2.n.(iv)   Consents to Being Named as Trustee

                 *2.p        Form of Subscription Agreement

     ________________
     *     To be furnished by amendment.

     Item 25.    Marketing Arrangements

           See the Form of Underwriting Agreement to be filed as Exhibit 2.h to this Registration Statement.


     Item 26.    Other Expenses of Issuance and Distribution

                 The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

             Registration fees . . . . . . . . . . . . . . . . . . .  $3448.28

             New York Stock Exchange listing fee . . . . . . . . . .      *

             Printing (other than certificates)  . . . . . . . . . .      *

             Engraving and printing certificates . . . . . . . . . .      *

             Fees and expenses of qualification under
               state securities laws (excluding fees of counsel) . .      *

             Accounting fees and expenses  . . . . . . . . . . . . .      *

             Legal fees and expenses . . . . . . . . . . . . . . . .      *

             NASD fees . . . . . . . . . . . . . . . . . . . . . . .    1,500

             Miscellaneous . . . . . . . . . . . . . . . . . . . . .      *

                        Total  . . . . . . . . . . . . . . . . . . .   $

     _______________
     *  To be furnished by amendment.

     Item 27.    Person Controlled by or under Common Control with Registrant

             Prior to October ___, 1996 the Trust had no existence. As of the effective date, the Trust will have entered into a Subscription Agreement for ________ TIMES with Bear, Stearns & Co. Inc.and an Underwriting Agreement with respect to ________ TIMES with Bear, Stearns & Co. Inc.

     Item 28.    Number of Holders of TIMES


     Title of Class                                   Number of Record Holders

     Automatically Convertible Equity Securities . . .           0


     Item 29.    Indemnification

             The Underwriting Agreement, filed as Exhibit 2(h) to this Registration Statement, provides for indemnification to the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended.

             Insofar as indemnification for liabilities arising under the Securities Act of ____, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Item 30.    Business and Other Connections of Investment Adviser

                       Not Applicable

     Item 31.    Location of Accounts and Records

             The Trust's accounts, books and other documents are currently located at the offices of the Registrant, c/o Bear, Stearns & Co. Inc.,
     245 Park Avenue, New York, New York 10022 and at the offices of       ,
     the Registrant's Administrator, Custodian, paying agent, transfer agent and registrar.

     Item 32.    Management Services

             Not applicable.

     Item 33.    Undertakings

             (a) The Registrant hereby undertakes to suspend offering of its units until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date ofthe Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

             (b) The Registrant hereby undertakes that (i) for the purpose of determining any liability under the ____ Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the ____ Act shall be deemed to be part of this registration statement as of the time it was declared effective;
     (ii) for the purpose of determining any liability under the ____ Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.



                                      SIGNATURES

                 Pursuant to the requirements of the Securities Act of ____ and the Investment Company Act of ____, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New
     York, on the __th day of October, ____.

                                             MANDATORY COMMON EXCHANGE TRUST

                                             By:  /s/


                                                           Trustee

                 Pursuant to the requirements of the Securities Act of ____, this Registration Statement has been signed below by the following person, in the capacities and on the date indicated.

                Name                        Title                      Date

        /s/              Principal Executive Officer,        October ___, ____
                         Principal Financial Officer,
                         Principal Accounting Officer
                           and Trustee


      1

                                    EXHIBIT INDEX


                                                                   Sequential
     Exhibit                                                          Page
     Number                           Description                    Number

       2.a.(i)                  Declaration of Trust

       2.a.(ii)                 Certificate of Trust

      *2.d                      Form of Specimen Certificate of
                                Trust Issued Mandatory Exchange
                                Securities

      *2.h                      Form of Underwriting Agreement

      *2.j                      Form of Custodian Agreement

      *2.k.(i)                  Form of Administration Agreement

      *2.k.(ii)                 Form of Paying Agent Agreement

      *2.k.(iii)                Form of Purchase Contract

      *2.l                      Opinion and Consent of Counsel to the
                                Trust

      *2.n.(i) Tax Opinion of Counsel to the Trust (Consent contained in Exhibit 2.n.i)

      *2.n.(iii)                Consent of Independent Public
                                Accountants

      *2.n.(iv)                 Consents to Being Named as Trustee

      *2.p                      Form of Subscription Agreement

     *    To be furnished by amendment.